LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

20.          LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator
Net loss attributable to Class A and Class B ordinary shares	(19,584)	(75,562)	(179,721)

Denominator
Weighted average number of Class A and Class B ordinary shares outstanding-basic and diluted	90,162,557	90,357,275	90,357,329

Net loss per share
Basic and diluted	(0.22)	(0.84)	(1.99)

The repurchased but not retired ordinary shares are accounted as treasury share which are not considered outstanding and excluded from the calculation of basic earnings (loss) per share since the date of repurchase.